Loans Receivable (Classes of the Loan Portfolio Summarized by the Aging Categories of Performing Loans and Nonaccrual Loans) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 193,468	$ 175,021
30 to 59 Days Past Due	1,897
60 to 89 Days Past Due	867	663
90 Days or More Past Due and Accruing		6
Non-Accrual	6,197	4,306
Total Past Due	8,961	4,975
Total	202,429	179,996
Real Estate: [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	162,747	152,769
30 to 59 Days Past Due	1,889
60 to 89 Days Past Due	867	658
Non-Accrual	6,197	4,215
Total Past Due	8,953	4,873
Total	171,700	157,642
One-to-four-family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	87,715	96,984
30 to 59 Days Past Due	1,889
60 to 89 Days Past Due	867	534
Non-Accrual	6,068	3,809
Total Past Due	8,824	4,343
Total	96,539	101,327
Multi-family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	21,241	14,319
Total	21,241	14,319
Non-residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	43,401	30,753
Total	43,401	30,753
Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	398	310
Total	398	310
Home equity and second mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	9,992	10,403
60 to 89 Days Past Due		124
Non-Accrual	129	406
Total Past Due	129	530
Total	10,121	10,933
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	30,646	22,192
Non-Accrual		72
Total Past Due		72
Total	30,646	22,264
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	75	60
30 to 59 Days Past Due	8
60 to 89 Days Past Due		5
90 Days or More Past Due and Accruing		6
Non-Accrual		19
Total Past Due	8	30
Total	$ 83	$ 90